Prepayments and Other Current Assets, Net	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Prepayments and Other Current Assets, Net [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS, NET

3.      PREPAYMENTS AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets consist of the following:

	As of June 30,
	2025	2024
Prepayment for product procurement(i)	80,601	107,647
Rental deposits	796	21,578
Tax return receivable	82,850	—
Other receivable	62	—
Total	$164,309	$129,225

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(i)      Prepayment for product procurement mainly represents cash prepaid to our third-party supplier for the procurement of products.

3.      PREPAYMENTS AND OTHER CURRENT ASSETS, NET

Prepayments and other current assets consist of the following:

	As of June 30,
	2024	2023
Prepayment for product procurement(i)	107,647	57,077
Rental Deposits	21,578	18,287
Total	$129,225	$75,364

(i)      Prepayment for product procurement mainly represents cash prepaid to our third-party supplier for the procurement of products.